Shareholder Fees {- Fidelity Managed Retirement 2010 Fund}	Sep. 29, 2022 USD ($)
07.31 Fidelity Managed Retirement Funds Z6 Combo PRO-07 | Fidelity Managed Retirement 2010 Fund
Shareholder Fees:
(fees paid directly from your investment)	none